Income Tax (Details) - Schedule of reconciliation our theoretical income tax expense to actual income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Our Theoretical Income Tax Expense To Actual Income Tax Expense Abstract
Loss before taxes on income	$ (116,921)	$ (61,846)	$ (43,815)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (26,892)	$ (14,225)	$ (10,077)
Effect of different tax rates applicable in foreign jurisdictions	(261)	(110)
Operating losses and other temporary differences for which valuation allowance was provided	11,467	6,571	7,235
Stock based compensation	4,361	4,343	5,700
Goodwill impairment	11,702
Change in earnout liability	(4,686)
Other nondeductible items	631	3,373	(2,858)
Actual tax benefit	$ (3,678)	$ (48)